Offsets	Oct. 01, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Wearable Devices Ltd.
Form or Filing Type	F-3
File Number	333-274841
Initial Filing Date	Oct. 03, 2023
Fee Offset Claimed	$ 1,996.22
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, Warrants and Units
Unsold Securities Associated with Fee Offset Claimed | shares	13,524,515.7
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0.00
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) under the Securities Act, the registrant hereby offsets the total registration fee due under this registration statement by $1,996.22 (calculated at the fee rate in effect at the date of the Registrant's prior registration statement, or the Prior Registration Statement), which represents the portion of the registration fee previously paid with respect to $13,524,515.70 of unsold securities previously registered under the Prior Registration Statement. In accordance with the Securities Act, the offering of the unsold securities on the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Wearable Devices Ltd.
Form or Filing Type	F-3
File Number	333-274841
Filing Date	Oct. 03, 2023
Fee Paid with Fee Offset Source	$ 1,996.22